Expense Example - Schwab Global Real Estate Fund - Schwab Global Real Estate Fund	Feb. 29, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883